Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Treasury stock CNY (¥)	Treasury stock USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Beginning balance, Amount at Dec. 31, 2018		¥ 11,111,443		¥ 7,969		¥ 3,500,620				¥ 128,375		¥ 7,498,314		¥ (23,835)
Beginning balance, Shares at Dec. 31, 2018 | shares	[1]	472,225,380	472,225,380
Net income/(loss)		¥ 3,200,645										3,199,966		679
Other comprehensive (loss)/income:		20,040								20,040
Exercise and vesting of share-based awards		¥ 69,805		60		69,745
Exercise and vesting of share-based awards, Shares | shares	[1]	3,481,368	3,481,368
Share-based compensation		¥ 204,008				204,008
Ending balance, Amount at Dec. 31, 2019		¥ 14,605,941		8,029		3,774,373				148,415		10,698,280		(23,156)
Ending balance, Shares at Dec. 31, 2019 | shares	[1]	475,706,748	475,706,748
Net income/(loss)		¥ 3,407,567										3,405,229		2,338
Other comprehensive (loss)/income:		(86,120)								(86,120)
Acquisition of a subsidiary		147,639												147,639
Dividends declared		(637,922)										(637,922)
Exercise and vesting of share-based awards		¥ 104,244		60		104,184
Exercise and vesting of share-based awards, Shares | shares	[1]	3,512,880	3,512,880
Share-based compensation		¥ 211,206				211,206
Ending balance, Amount at Dec. 31, 2020		¥ 17,752,555		8,089		4,089,763				62,295		13,465,587		126,821
Ending balance, Shares at Dec. 31, 2020 | shares	[1]	479,219,628	479,219,628
Net income/(loss)		¥ 2,143,152	$ 336,307									2,248,785		(105,633)
Other comprehensive (loss)/income:		(106,893)	$ (16,774)							(112,200)				5,307
Dividends declared		(673,375)										(673,375)
Exercise and vesting of share-based awards		¥ 36,579		¥ 32		36,547
Exercise and vesting of share-based awards, Shares | shares	[1]	1,890,028	1,890,028
Share-based compensation		¥ 206,060				206,060
Issuance of ordinary shares, net of issuance costs (Note 1), Shares | shares	[1]			24,738,400	24,738,400
Issuance of ordinary shares, net of issuance costs (Note 1)		3,554,259		¥ 402		3,553,857
Repurchase of ordinary shares, Shares | shares	[1]			664,268	664,268
Repurchase of ordinary shares		(31,204)						¥ (31,204)
Accretion of redeemable noncontrolling interests		(411,792)	$ (64,619)									(100,219)		(311,573)
Ending balance, Amount at Dec. 31, 2021		¥ 22,469,341	$ 3,525,930	¥ 8,523	$ 1,337	¥ 7,886,227	$ 1,237,521	¥ (31,204)	$ (4,897)	¥ (49,905)	$ (7,830)	¥ 14,940,778	$ 2,344,534	¥ (285,078)	$ (44,735)
Ending balance, Shares at Dec. 31, 2021 | shares	[1]	505,183,788	505,183,788

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a) and Note 22.